                                    FORM 13F


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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                               Form 13F COVER PAGE

        Report for the Calendar Year of Quarter Ended: December 31, 1999

                Check here if Amendment [X]; Amendment Number: 2

                        This Amendment (Check only one.):
                        [X] is a restatement.
                        [ ] adds new holdings entries


     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                 Mark C. Wehrly
                                 Managing Member
                                 (415) 421-2132






                            /s/  Mark C. Wehrly
                            -------------------------
                            San Francisco, California
                                  March 5, 2001



                                  Report Type:
                               13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary

                        Number of Other Included Managers

                                        1

                    Form 13 F Information Table Entry Total:

                                       135

                    Form 13 F Information Table Value Total:

                             $ 2,758,999 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
Form 13F File Number: 28-6372
Name:  Farallon Partners, L.L.C.


Farallon Capital Management, L.L.C.
FORM 13F
December 31, 1999
Column 1                       Column 2         Column 3   Column 4   Column 5             Column 6    Column 7   Column 8
Name of Issuer                 Title of class   CUSIP      Value      Shrs/Prn   Sh/  Put/ Investment  Other      Sole   Shared None
                                                           (x1000)    Amt        Prn  Call Discretion  Managers
----------------------------   --------------   ---------  --------   ---------  ---- ---- ----------  --------   ------ ------ ---
Air Express Int'l              COM              009104100  17,992     556,800    SH        Other           01     556,800
Aironet Wireless Corp          COM              00943A107  15,420     232,100    SH        Other           01     232,100
AK Steel Hldg Corp.            COM              001547108  4,690      248,479    SH        Other           01     248,479
Allergan Specialty Therap      CL A             018494104  13,740     1,099,221  SH        Other           01     1,099,221
Allstate Corp                  COM              020002101  2,588      107,843    SH        Other           01     107,843
Alza Corp Del                  COM              022615108  122,066    4,197,843  SH        Other           01     4,197,843
America Online Inc Del         COM              02364J104  12,724     168,676    SH        Other           01     168,676
AMFM Inc.                      COM              001693100  21,910     280,000    SH        Other           01     280,000
Amphenol Corp New              CL A             032095101  11,520     173,063    SH        Other           01     173,063
AMR Corp                       COM              001765106  2,010      30,000     SH        Other           01     30,000
Amresco Capital Trust          COM SH           031919103  2,830      333,000    SH        Other           01     333,000
                               BEN INT
Anacomp Inc. Del               COM              032371106  3,984      219,070    SH        Other           01     219,070
Aquarion Co.                   COM              03838W101  1,151      31,100     SH        Other           01     31,100
Ardent Software Inc.           COM              039794102  2,310      60,000     SH        Other           01     60,000
Ascent Entertainment Group     COM              043628106  4,344      345,800    SH        Other           01     345,800
At Home Corp                   COM              045919107  2,401      55,914     SH        Other           01     55,914
AT&T Corp                      COM              001957109  25,120     494,979    SH        Other           01     494,979
Atlantic Richfield Co.         COM              048825103  93,766     1,084,000  SH        Other           01     1,084,000
Biovail Corp Int New           WT EXP           09067K114  29,367     513,800    SH        Other           01     513,800
                               093002
BOC Group PLC                  SPONSORED        055617609  10,264     240,800    SH        Other           01     240,800
                               ADR
Boise Cascade                  COM              097403109  3,061      204,100    SH        Other           01     204,100
     Office Prod.
Broadwing Inc.                 COM              111620100  17,968     487,267    SH        Other           01     487,267
Burlington Resources, Inc.     COM              122014103  23,461     709,600    SH        Other           01     709,600
Calif Fed Bk                   CONT             130209604  88         63,700     SH        Other           01     63,700
    fsb Los Angl.              LITIG REC
Capital Pac Hldgs Inc.         COM              14040M104  10,537     2,809,851  SH        Other           01     2,809,851
C-Cube Microsystems            COM              125015107  27,887     446,200    SH        Other           01     446,200
Chastain Cap Corp.             COM              161697107  203        498,500    SH        Other           01     498,500
CHC Helicopter Corp.           CL A             12541C203  492        187,300    SH        Other           01     187,300
                               SUB VTG
Chicago Title Corp             COM              168228104  19,564     423,000    SH        Other           01     423,000
City Investing                 UNIT             177900107  15,385     11,584,029 SH        Other           01     11,584,029
Co Liq. Tr.                    BEN INT
Clarify Inc.                   COM              180492100  65,263     515,400    SH        Other           01     515,400
Clear Channel Communic         COM              184502102  12,646     141,691    SH        Other           01     141,691
Clinichem Dev. Inc.            CL A             186906103  2,342      260,200    SH        Other           01     260,200
CMGI Inc.                      COM              125750109  22,380     314,100    SH        Other           01     314,100
CMP Group Inc.                 COM              125887109  15,016     544,800    SH        Other           01     544,800
Coast Federal                  RT               19034Q110  257        174,900    SH        Other           01     174,900
     Litigation Tr
Coleman Co Inc New             COM              193559101  1,324      142,200    SH        Other           01     142,200
Comsat Corp                    COM              20564D107  7,964      400,683    SH        Other           01     400,683
                               SER 1
Consolidated Nat               COM              209615103  105,049    1,617,700  SH        Other           01     1,617,700
     Gas Co
Consorcio G Grupo              SUB DB           210306AB2  22,223     44,005,000 PRN       Other           01     44,005,000
Dina S A CV                    CONV 8% 04
CORT Business                  COM              220493100  6,419      368,100    SH        Other           01     368,100
     Svcs Corp
Crescendo                      CL A             225637107  21,055     1,151,745  SH        Other           01     1,151,745
     Pharmaceuticals Corp
Daisytek Int'l Corp            COM              234053106  1,131      48,500     SH        Other           01     48,500
Dominion Res Inc VA            COM              257470104  2,355      600,000    SH   PUT  Other           01     600,000
DoubleClick Inc                COM              258609304  15,400     60,856     SH        Other           01     60,856
Eastern Enterprises            COM              27637F100  9,627      167,600    SH        Other           01     167,600
Eastern Utilities Assoc.       COM              277173100  13,413     442,500    SH        Other           01     442,500
El Paso Electric Co.           COM              283677854  3,372      343,600    SH        Other           01     343,600
                               NEW
Elan PLC                       WT EXP           284131802  5,092      242,500    SH        Other           01     242,500
                               011403
EMC Corp Mass                  COM              268648102  6,453      59,062     SH        Other           01     59,062
Fisher Scientific              COM              338032204  34,462     953,965    SH        Other           01     953,965
Intl Inc                       NEW
Flycast                        COM              344067103  29,047     224,300    SH        Other           01     224,300
     Communications Corp
Gartner Group Inc New          COM              366651107  14,964     981,251    SH        Other           01     981,251
Gartner Group Inc New          CL B             366651206  22,676     1,641,680  SH        Other           01     1,641,680
General Instrument             COM              370120107  175,844    2,081,000  SH        Other           01     2,081,000
      Corp Del
General Semiconductor Inc.     COM              370787103  9,025      636,100    SH        Other           01     636,100
Golden State Bancorp           COM              381197102  24,833     1,439,600  SH        Other           01     1,439,600
Golden State Bancorp           WT EXP           381197136  2,993      3,420,700  SH        Other           01     3,420,700
                               000000
Goodrich BF Co                 COM              382388106  6,772      246,244    SH        Other           01     246,244
Group Maintenance              COM              39943E107  435        40,700     SH        Other           01     40,700
     America Corp
Hannaford Bros. Co             COM              410550107  48,179     695,100    SH        Other           01     695,100
Healthworld Corp               COM              42222e103  571        27,500     SH        Other           01     27,500
Howmet Internatioal            COM              443208103  632        35,000     SH        Other           01     35,000
Impac Commerical Holdings      COM              45254R108  632        120,400    SH        Other           01     120,400
Infinity Broadcasting CP New   CL A             45662S102  33,505     925,875    SH        Other           01     925,875
Integrated Systems Inc.        COM              45812M104  245        7,300      SH        Other           01     7,300
Intel Corp                     COM              458140100  24,869     302,354    SH        Other           01     302,354
Intelligent Polymers, Ltd.     UNIT EX          G48029105  18,036     538,400    SH        Other           01     538,400
                               093000
ITI Technologies               COM              450564109  12,562     419,600    SH        Other           01     419,600
JDS Uniphase Corp              COM              46612J101  25,552     158,461    SH        Other           01     158,461
Johnson & Johnson              COM              478160104  12,288     131,954    SH        Other           01     131,954
Juno Lighting                  COM              482047206  5,587      532,102    SH        Other           01     532,102
                               NEW
Kansas City                    COM              485134100  7,442      337,300    SH        Other           01     337,300
Power & Light
Koger Equity Inc               COM              500228101  12,574     745,150    SH        Other           01     745,150
Korn Ferry International       COM              500643200  15,947     438,400    SH        Other           01     438,400
                               NEW
Ligand Pharm Inc               CL B             53220K207  6,508      507,954    SH        Other           01     507,954
Lucent Tech Inc                COM              549463107  75,830     1,013,594  SH        Other           01     1,013,594
Lynx Therapeutics Inc          COM              551812308  220        6,884      SH        Other           01     6,884
                               NEW
Maker Communications, Inc.     COM              560875106  1,069      25,000     SH        Other           01     25,000
Mattel Inc                     COM              577081102  5,130      390,882    SH        Other           01     390,882
McKesson HBOC Inc              COM              58155Q103  32,208     1,427,500  SH        Other           01     1,427,500
MCN Energy Group               COM              55267J100  25,773     1,085,200  SH        Other           01     1,085,200
Medco Resh Inc                 COM              584059109  1,804      60,000     SH        Other           01     60,000
Mediaone Group Inc.            COM              58440J104  168,242    2,190,300  SH        Other           01     2,190,300
Micro Warehouse Inc            COM              59501B105  7,371      399,800    SH        Other           01     399,800
Midamerican Energy             COM              59562V107  52,515     1,558,900  SH        Other           01     1,558,900
     Hldgs New
Midas Group Inc                COM              595626102  6,897      315,300    SH        Other           01     315,300
Momentum Business              CL A             60877P108  4,297      554,424    SH        Other           01     554,424
Netmoves Corp                  COM              64116A104  1,928      277,900    SH        Other           01     277,900
     Apps
New England                    COM              644001109  14,842     286,800    SH        Other           01     286,800
     Electric Sys
Newbridge Networks Corp        COM              650901101  2,031      90,000     SH        Other           01     90,000
Newell Rubbermaid Inc.         COM              651229106  9,652      332,834    SH        Other           01     332,834
Northwestern                   COM NEW          668367204  306        699,000    SH        Other           01     699,000
     Steel & Wire Co.
Oak Industries Inc.            COM NEW          671400505  13,170     124,100    SH        Other           01     124,100
Olsten Corp                    COM              681385100  12,763     1,128,200  SH        Other           01     1,128,200
On Command Corp                COM              682160106  978        52,500     SH        Other           01     52,500
Optical Coating                COM              683829105  103,664    353,200    SH        Other           01     353,200
     Lab Inc.
Panamsat corp new              COM              697933109  9,645      163,300    SH        Other           01     163,300
Pimco Advisors                 COM              69338P102  1,903      50,500     SH        Other           01     50,500
Public Service                 COM              744516105  5,697      176,300    SH        Other           01     176,300
     Corp of NC Inc
Qwest Comm Intnl Inc           COM              749121109  47,231     1,100,000  SH   PUT  Other           01     1,100,000
Ragen Mackenzie                COM              750642100  6,599      366,600    SH        Other           01     366,600
      Group Inc
Republic of New York Corp      COM              760719104  186,897    2,595,800  SH        Other           01     2,595,800
Reynolds Metal Co              COM              761763101  85,169     1,111,500  SH        Other           01     1,111,500
Rohn Industries Inc            COM              775381106  1,012      359,700    SH        Other           01     359,700
Rubio's Restaurants Inc        COM              78116B102  5,197      652,111    SH        Other           01     652,111
S 1 Corp                       COM              78463B101  2,835      36,410     SH        Other           01     36,410
SBC Communication              COM              78387G103  7,838      160,787    SH        Other           01     160,787
Scios Inc.                     COM              808905103  1,575      384,700    SH        Other           01     384,700
Scottish PWR PLC               SPONSORED        81013T705  8,313      472,992    SH        Other           01     472,992
                               ADR FINAL
Sealed Air Corp New            PFD CV           81211K209  55,277     1,094,601  SH        Other           01     1,094,601
                               A $2
Shire Pharmaceutical           SPONSORED        82481R106  3,978      137,756    SH        Other           01     137,756
     Grp PLC                   ADR
Solectron Corp                 COM              834182107  4,313      45,339     SH        Other           01     45,339
Solutia Inc                    COM              834376105  20,222     1,309,900  SH        Other           01     1,309,900
Spiros Development             UNIT EX          848935201  10,909     1,374,400  SH        Other           01     1,374,400
Cp II Inc/Dura                 123102
Sun Microsystems               COM              866810104  2,775      35,860     SH        Other           01     35,860
Telebanc Financial Corp        COM              87925R109  647        25,000     SH   CALL Other           01     25,000
Telebanc Financial Corp        COM              87925R109  5,442      210,300    SH        Other           01     210,300
Teledyne Tech Inc              COM              879360105  2,963      314,000    SH        Other           01     314,000
Texas Instruments Inc          COM              882508104  14,250     147,098    SH        Other           01     147,098
Total Renal Care               SB NT CV         89151AAA5  18,777     30,164,000 PRN       Other           01     30,164,000
Holdings Inc                   144A 7% 09
Total Renal Care               COM              89151A107  5,195      776,800    SH        Other           01     776,800
     Holdings Inc
U.S. West Inc. New             COM              91273H101  134,467    1,867,600  SH        Other           01     1,867,600
United Stationers Inc          COM              913004107  45,629     1,597,500  SH        Other           01     1,597,500
Usec Inc.                      COM              90333E108  2,073      296,200    SH        Other           01     296,200
Vantive Corp                   COM              922091103  3,510      200,200    SH        Other           01     200,200
Vesta Insurance                COM              925391104  406        103,200    SH        Other           01     103,200
     Grp. Inc
Vlasic Foods                   COM              928559103  1,722      302,700    SH        Other           01     302,700
     In'tl Inc
Vodafone Airtouch              SPONSORED        92857T107  52,928     1,069,250  SH        Other           01     1,069,250
                               ADR
Warner Lambert Co              COM              934488107  14,462     176,500    SH        Other           01     176,500
Waste Management               COM              94106L109  7,391      430,000    SH        Other           01     430,000
     Inc Del
Watkins-Johnson Co             COM              942486101  1,200      30,000     SH        Other           01     30,000
Wicor Inc.                     COM              929253102  8,613      295,100    SH        Other           01     295,100
Yahoo Inc                      COM              984332106  17,555     40,572     SH        Other           01     40,572
Yankee Energy Systems          COM              984779108  9,890      225,100    SH        Other           01     225,100